Property, Plant and Equipment - Summary of Property, Plant and Equipment Leased (right- of- use assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	$ 2,209	$ 2,726
Right-of-use assets, depreciation for the period	(782)	(806)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	1,443	1,753
Right-of-use assets, depreciation for the period	(433)	(446)
Machinery, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	766	973
Right-of-use assets, depreciation for the period	$ (349)	$ (360)